SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current	$ (170,825)	$ (289,039)
Deferred
Total income tax provision	$ (170,825)	$ (289,039)